OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2012
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Related parties	-	-	50,133
Employees and related institutions	183,602	130,918	110,436
Accrued expenses and other	44,336	80,360	98,017
	227,938	211,278	258,586